Thrivent Mutual Funds

625 Fourth Avenue South

Minneapolis, MN 55415

May 20, 2015

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:  XBRL Supplement of Thrivent Mutual Funds, (the “Registrant”)

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated February 27, 2015. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-4198. Thank you.

Very truly yours,

/s/ Michael W. Kremenak

Michael W. Kremenak

Secretary and Chief Legal Officer